Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses
Note 4 Accrued Expenses
Accrued expenses consisted of the following (dollars in thousands):

	(unaudited) September 30, 2021	December 31, 2020
Accrued charitable contributions	$6,057	$3,364
Accrued compensation	1,498	875
Sales tax payable	1,422	991
Other	859	94

Total	$9,836	$5,324

Accrued charitable contributions include amounts the Company has pledged related to charitable tree and meal donations. The Company uses a portion of tips received to make a charitable cash donation to third parties who use the funds to plant trees or provide meals to those in need. For the nine month periods ended September 30, 2021 and 2020, the Company pledged approximately $3.6 million (unaudited) and $2.4 million (unaudited) related to charitable donations, respectively. These costs are expensed as incurred and are presented within other general and administrative expenses in the condensed consolidated statements of operations.
Accrued compensation includes accrued bonuses and one half of the portion of employer Social Security payroll taxes deferred under the CARES Act. Other accrued expenses include accrued professional fees, legal fees, and accrued banking and program fees.

Note 6 Accrued Expenses
Accrued expenses consisted of the following (dollars in thousands):

	December 31, 2020	December 31, 2019
Accrued charitable contributions	$3,364	$1,026
Accrued compensation	875	360
Sales tax payable	991	332
Other	94	172

Total	$5,324	$1,890

Accrued charitable contributions include amounts the Company has pledged related to charitable tree and meal donations. The Company uses a portion of tips received to make a charitable cash donation to third parties who use the funds to plant trees or provide meals to those in need. For the years ended December 31, 2020 and 2019, the Company pledged approximately $3.8 million and $1.4 million related to charitable donations, respectively. These costs are expensed as incurred and are presented within other operating expenses in the consolidated statements of operations.
Accrued compensation includes accrued bonuses and one half of the portion of employer Social Security payroll taxes deferred under the CARES Act. Other accrued expenses include accrued professional fees, accrued banking and program fees.